UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-23377

 NAME OF REGISTRANT:                     Tidal ETF Trust



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 898 N. Broadway, Suite 2
                                         Massapequa, NY 11758

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Eric W. Falkeis
                                         Tidal ETF Trust
                                         898 N. Broadway, Suite 2
                                         Massapequa, NY 11758

 REGISTRANT'S TELEPHONE NUMBER:          844-986-7676

 DATE OF FISCAL YEAR END:                11/30

 DATE OF REPORTING PERIOD:               07/01/2019 to 06/30/2020


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

Aware Ultra-Short Duration Enhanced Income ETF
--------------------------------------------------------------------------------------------------------------------------
 FIRST AMERICAN FUNDS, INC.                                                                  Agenda Number:  935065246
--------------------------------------------------------------------------------------------------------------------------
        Security:  31846V328
    Meeting Type:  Special
    Meeting Date:  29-Aug-2019
          Ticker:  FXFXX
            ISIN:  US31846V3289
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       David K. Baumgardner                                      Mgmt          No vote
       Mark E. Gaumond                                           Mgmt          No vote
       Roger A. Gibson                                           Mgmt          No vote
       Jennifer J. McPeek                                        Mgmt          No vote
       C. David Myers                                            Mgmt          No vote
       Richard K. Riederer                                       Mgmt          No vote
       P. Kelly Tompkins                                         Mgmt          No vote



* Management position unknown

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Tidal ETF Trust

By (Signature)       /s/ Eric W Falkeis
Name                 Eric W Falkeis
Title                President
Date                 8/27/2020